Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-56423
Entity Registrant Name	CARRIAGE HOUSE EVENT CENTER, INC
Entity Central Index Key	0001798458
Entity Tax Identification Number	82-4268982
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	Tian’an Science Park,
Entity Address, Address Line Two	Tower 23, 20th Floor
Entity Address, City or Town	Panyu District, Guangzhou, PRC
Entity Address, Postal Zip Code	510006
City Area Code	+86
Local Phone Number	15016720830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false